--------------------------------------------------------------------------------
                                                              SEMI-ANNUAL REPORT
                                                               DECEMBER 31, 1998

                                                                         <PHOTO>

THE BRAMWELL GROWTH FUND

--------------------------
ELIZABETH R. BRAMWELL, CFA
President and Chief Investment Officer


                            THE BRAMWELL FUNDS, INC.
                                 1-800-BRAMCAP
                                (1-800-272-6227)
                                WWW.BRAMWELL.COM


THE BRAMWELL GROWTH FUND
--------------------------------------------------------------------------------
                                              SEMI-ANNUAL REPORT - DECEMBER 1998
--------------------------------------------------------------------------------
745 Fifth Avenue
New York, New York 10151

DEAR FELLOW SHAREHOLDERS:
INVESTMENT RESULTS - QUARTER ENDED DECEMBER 31, 1998

THE BRAMWELL GROWTH FUND appreciated 34.5% for the 1998 calendar year, surpassing the 28.6% gain for the S&P 500 Stock Index as well as the 13.9% and 25.7% gains for the Lipper Mid-Cap and Growth Funds Indices, respectively. The Fund ended December at $24.12 net asset value per share after payment of a $1.2523 per share dividend on December 7, 1998. For the quarter, the Fund returned 22.7% exceeding the S&P 500 Index gain of 21.3%. The Fund's three-year compound average annual return as of December 31, was 26.6%, and since inception, August 1, 1994, through December 31, 1998, the Fund's cumulative return was 175.8% resulting in a compound average annual rate of return since inception of 25.8%. Investment results compared to those of other indices were as follows:

--------------------------------------------------------------------------------

COMPARATIVE INVESTMENT         DECEMBER Q      ONE        THREE        SINCE
RETURNS (12/31/98)                1998        YEAR      YEARS<F1>  INCEPTION<F2>
--------------------------------------------------------------------------------
THE BRAMWELL GROWTH FUND          22.7%       34.5%        26.6%       25.8%
Lipper Mid-Cap Funds Index<F3>    23.7        13.9         15.9        19.3
Lipper Growth Funds Index<F3>     22.8        25.7         23.7        23.4
S&P 500 Stock Index<F4>           21.3        28.6         28.2        27.7


                                            8/1/94       12/31/94       12/31/95       12/31/96       12/31/97       12/31/98
------------------------------------------------------------------------------------------------------------------------------
THE BRAMWELL GROWTH FUND                   $10,000        $10,259        $13,599        $15,342        $20,507        $27,581
S&P 500 Stock Index                        $10,000        $10,154        $13,969        $17,177        $22,908        $29,454
Lipper Growth Funds Index                  $10,000        $10,087        $13,381        $15,727        $20,136        $25,309
Lipper Mid-Cap Funds Index                 $10,000        $10,533        $14,018        $16,303        $19,150        $21,816



This chart assumes an initial investment of $10,000 made on 8/1/94 (inception). Returns shown for The Bramwell Growth Fund include the reinvestment of all dividends and are net of expenses. The annual expense ratio is capped at 1.75% which for the years ended June 30, 1997 favorably affected performance. Past performance is not predictive of future performance. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

<F1> Compound average annual return.  <F2> Compound average annual return since inception 8/1/94. <F3> The Lipper Mid-Cap Funds Index is comprised of the 30 largest funds which by prospectus or portfolio practice, invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. The Lipper Growth Funds Index is comprised of the 30 largest funds which by prospectus or portfolio practice, normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. Funds in the Lipper Mid-Cap and Growth Funds Indices are equal weighted and returns include the reinvestment of all dividends and are net of expenses. <F4> The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.



COMMENTARY

Equity markets rose sharply and broadly in the December quarter in response to lower interest rates, stabilization of the global financial markets, minimal inflation and strong consumer confidence. Price/earnings ratios expanded. Especially strong sectors were technology, communications, retailing and financial services. Oil service stocks continued to decline in an environment of declining oil prices and reduced capital spending plans. Individual stocks that contributed significant value to the portfolio were Home Depot, EMC, Lucent, Walgreen, Kohl's, IBM, Amazon.com, Charles Schwab, Computer Sciences and Wal-Mart.

OUTLOOK

We anticipate economic growth to slow to 1-2% early in 1999 as the result of economic weakness in Asia and emerging markets worldwide and that lower interest rates and improved capital availability are likely to lead to synchronized global growth in the second half and on into 2000. Inflation should be minimal, given lower oil and other commodity prices, cheaper imports and technology-driven productivity gains. The housing market should continue to be strong and mortgages refinanced at lower interest rates will continue to release funds for spending for consumer durables and other goods and services. Employment levels continue to expand and consumer confidence is high. The new euro currency was launched smoothly and can lead to new investment opportunities as well as more efficient markets.

Our portfolio focus continues to be on companies that generate strong revenue growth despite overall macroeconomic conditions. Companies that deliver superior growth are likely to be given above-average and even expanding
price/earnings multiples.   New products, which provide pricing flexibility as
well as create their own markets, should be valued highly in a sluggish global economic environment. The explosive growth of the Internet and electronic commerce and technology upgrades for the Year 2000 are driving change and creating opportunities. New pharmaceutical products are coming to market at an accelerated pace as biotechnology comes of age and document transmission is moving from a copy-and-distribute to distribute-and-print paradigm. Themes that we continue to like are outsourcing, communications, home-related products and effective use of the Internet and technology in general.

The estimated 1999 growth rate for the portfolio continues to approximate 20%, some 4-5 times that projected for the S&P 500 Index, for which we are paying about the same price/earnings multiple of approximately 25 times. Over time, stock prices move with earnings growth, and in an environment of low inflation and flat to declining interest rates, price/earnings ratios may expand as well, especially for companies selling at discounts to the overall market, thereby increasing investment returns.

The decline in interest rates has made cash and other fixed income instruments less attractive investment alternatives to equities. With yields of less than 5% on U.S. Treasury 3-month bills through 10-year notes, even 10% consistent annual earnings growth is comparatively more attractive assuming that price/earnings ratios at least hold even in an environment of flat to lower interest rates. The 20% long-term capital gains tax rate also favors equity investment. Market dips provide opportunities to establish or add to existing investment positions at more attractive prices thereby bolstering long-term investment returns.


FUND INVESTMENT

The minimum initial investment for a Regular account is $1,000 and for an IRA or Gift to Minors account $500. Subsequent investment minimums are $100 for Regular and IRA accounts and $50 for a Gift to Minor account. Equity markets are inherently volatile, and investors are encouraged to invest over time to smooth the effects of volatility. An Automatic Investment Plan, with initial and subsequent investment minimums of $50 per month, is available upon request to facilitate regular investment.

The Fund's net asset value is available each evening after 6:00 p.m. (EST) by calling 1-800-BRAMCAP (1-800-272-6227). Please also call this number if you need assistance or additional information. Also, please visit our Web site at www.bramwell.com.

                                                 Sincerely,


                                                 /s/Elizabeth R. Bramwell

                                                 Elizabeth R. Bramwell, CFA
                                                 President and Chief
                                                 Investment Officer


January 22, 1999

The outlook and opinions expressed above represent the views of the investment adviser as of January 22, 1999 and are subject to change as market and economic events unfold.


                            TOP TEN INDUSTRY SECTORS
                               DECEMBER 31, 1998
          ------------------------------------------------------------
          Information Processing  21.4%   Employee Staffing       5.5%
          Retailing               17.2    Industrial Products     5.2
          Healthcare              10.8    Home & Office Furniture 3.3
          Communications           9.9    Insurance               2.8
          Financial Services       9.7    Electronics             1.9




                            TOP TEN EQUITY HOLDINGS
                               DECEMBER 31, 1998
          ------------------------------------------------------------
          Computer Sciences        3.9%   Robert Half             2.6%
          Walgreen                 3.4    IBM                     2.6
          Dell Computer            2.9    Cardinal Health         2.6
          EMC                      2.9    Pfizer                  2.4
          Home Depot               2.7    Lucent Technologies     2.4





THE BRAMWELL GROWTH FUND
--------------------------------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    SHARES             VALUE
                                                   -------            ------
COMMON STOCKS -  97.34%

APPAREL  - 0.75%
Cutter & Buck, Inc.<F1>                             50,000         $ 1,862,500

AUTOMOTIVE & HEAVY
EQUIPMENT - 0.87%
Hayes Lemmerz International, Inc.<F1>               33,200           1,002,225
Lear Corporation<F1>                                30,000           1,155,000
                                                                  ------------
                                                                     2,157,225
CHEMICALS  - 1.36%
Minerals Technologies, Inc.                         38,000           1,555,625
OM Group, Inc.                                      50,000           1,825,000
                                                                  ------------
                                                                     3,380,625
COMMUNICATIONS  - 9.93%
Bell Atlantic Corporation                           55,000           3,124,687
BellSouth Corporation                               53,000           2,643,375
Cisco Systems, Inc.<F1>                             21,000           1,949,062
EarthLink Network, Inc.<F1>                         10,000             570,000
Lucent Technologies, Inc.                           54,000           5,940,000
MCI WorldCom, Inc.<F1>                              50,000           3,587,500
Northern Telecom Ltd.                               45,000           2,255,625
Teleglobe, Inc.                                     38,000           1,368,000
U.S. West, Inc.                                     50,000           3,231,250
                                                                  ------------
                                                                    24,669,499
ELECTRONICS - 1.86%
Flextronics International Ltd.<F1>                  10,000             856,250
Intel Corporation                                   20,000           2,371,250
Solectron Corporation<F1>                           15,000           1,394,063
                                                                  ------------
                                                                     4,621,563
EMPLOYEE STAFFING - 5.49%
Interim Services, Inc.<F1>                         100,000           2,337,500
Labor Ready, Inc.<F1>                               70,000           1,378,125
On Assignment, Inc.<F1>                            100,000           3,450,000
Robert Half International, Inc.<F1>                145,000           6,479,688
                                                                  ------------
                                                                    13,645,313
ENERGY - 1.39%
Diamond Offshore Drilling, Inc.                     40,000             947,500
Schlumberger Ltd.                                   54,300           2,504,588
                                                                  ------------
                                                                     3,452,088
ENTERTAINMENT &
LEISURE TIME - 1.25%
Cinar Films, Inc., Class B<F1>                      60,000           1,522,500
Imax Corporation<F1>                                50,000           1,581,250
                                                                  ------------
                                                                     3,103,750


                                                    SHARES             VALUE
                                                   -------            ------
FINANCIAL SERVICES - 9.73%
Charles Schwab Corporation (The)                    52,500         $ 2,949,843
Federated Investors, Inc.<F1>                       50,000             906,250
Firstar Corporation                                 35,000           3,263,750
LaSalle Partners, Inc.<F1>                          25,600             753,600
Mellon Bank Corporation                             20,000           1,375,000
North Fork Bancorporation, Inc.                     50,000           1,196,875
Northern Trust Company                              41,000           3,579,813
State Street Corporation                            35,000           2,434,688
TCF Financial Corporation                           60,000           1,451,250
Washington Mutual, Inc.                            115,000           4,391,563
Zions Bancorporation                                30,000           1,871,250
                                                                  ------------
                                                                    24,173,882
FOOD & BEVERAGE  - 1.80%
Bestfoods                                           55,000           2,928,750
Hershey Foods Corporation                           25,000           1,554,687
                                                                  ------------
                                                                     4,483,437
HEALTHCARE: PRODUCTS  - 7.11%
BioChem Pharmaceuticals, Inc. - ADR<F1>             15,000             429,375
Closure Medical Corporation<F1>                     10,000             298,125
Elan Corporation, PLC<F1>                           20,000           1,391,250
Eli Lilly & Company                                 27,000           2,399,625
Focal, Inc.<F1>                                     25,000             240,625
Johnson & Johnson                                   15,000           1,258,125
Medtronic, Inc.                                     37,000           2,747,250
Merck & Company, Inc.                               13,000           1,919,938
Pfizer, Inc.                                        48,000           6,021,000
Sepracor, Inc.<F1>                                  11,000             963,188
                                                                  ------------
                                                                    17,668,501
HEALTHCARE: SERVICES  - 3.73%
Cardinal Health, Inc.                               84,500           6,411,437
PAREXEL International Corporation<F1>               40,000           1,000,000
Quintiles Transnational Corporation<F1>             35,000           1,868,125
                                                                  ------------
                                                                     9,279,562
HOME & OFFICE FURNITURE  - 3.28%
Ethan Allen Interiors, Inc.                         30,000           1,230,000
Furniture Brands International, Inc.<F1>            50,000           1,362,500
Herman Miller, Inc.                                 50,000           1,343,750
HON Industries, Inc.                                40,000             957,500
Knoll, Inc.<F1>                                     35,200           1,042,800
Leggett & Platt, Inc.                              100,000           2,200,000
                                                                  ------------
                                                                     8,136,550

THE BRAMWELL GROWTH FUND
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                    SHARES             VALUE
                                                   -------            ------
HOUSEHOLD & PERSONAL CARE
PRODUCTS  - 1.12%
Colgate-Palmolive Company                           30,000        $  2,786,250

INDUSTRIAL PRODUCTS - 5.17%
Emerson Electric Company                            40,800           2,552,550
General Electric Company                            40,000           4,082,500
Illinois Tool Works, Inc.                           65,000           4,103,125
Molex Inc., Class A                                 66,385           2,116,022
                                                                  ------------
                                                                    12,854,197
INFORMATION PROCESSING:
OFFICE EQUIPMENT - 10.69%
Dell Computer Corporation<F1>                      100,000           7,318,750
EMC Corporation<F1>                                 85,000           7,225,000
International Business
  Machines Corporation                              35,000           6,466,250
Lexmark International Group, Inc.<F1>               20,000           2,010,000
Xerox Corporation                                   30,000           3,540,000
                                                                  ------------
                                                                    26,560,000
INFORMATION PROCESSING:
SERVICES - 9.08%
Automatic Data Processing, Inc.                     58,500           4,690,969
Computer Sciences Corporation<F1>                  150,058           9,669,362
DST Systems, Inc.<F1>                               65,000           3,709,062
Paychex, Inc.                                       20,000           1,028,750
Sterling Commerce, Inc.<F1>                         77,000           3,465,000
                                                                  ------------
                                                                    22,563,143
INFORMATION PROCESSING:
SOFTWARE - 1.62%
Microsoft Corporation<F1>                           29,000           4,021,938

INSURANCE - 2.82%
Allstate Corporation                                70,000           2,703,750
American International Group, Inc.                  20,500           1,980,812
Chubb Corporation (The)                             25,000           1,621,875
Horace Mann Educators Corporation                   25,000             712,500
                                                                  ------------
                                                                     7,018,937
RETAILING - 17.20%
Amazon.com, Inc.<F1>                                 4,500           1,445,625
CVS Corporation                                     60,000           3,300,000
Dayton Hudson Corporation                           35,000           1,898,750


                                                    SHARES             VALUE
                                                   -------            ------
RETAILING (CONT'D.) - 17.20%
Home Depot, Inc. (The)                             111,000       $   6,791,812
Kohl's Corporation<F1>                              93,000           5,713,687
Lowe's Companies, Inc.                              75,000           3,839,062
Office Depot, Inc.<F1>                              75,000           2,770,313
Sak's, Inc.<F1>                                     40,000           1,262,500
Tiffany & Company                                   52,800           2,739,000
Wal-Mart Stores, Inc.                               55,000           4,479,063
Walgreen Company                                   145,000           8,491,563
                                                                  ------------
                                                                    42,731,375
TRANSPORTATION - 1.09%
Kansas City Southern Industries, Inc.               55,000           2,705,312
                                                                  ------------

TOTAL COMMON STOCKS
(Cost $141,344,221)                                                241,875,647
                                                                  ------------

                                                 PRINCIPAL
                                                  AMOUNT
                                                -----------
VARIABLE RATE
DEMAND NOTES - 3.22%

Firstar Corporation                          $   3,394,000           3,394,000
General Mills, Inc.                              2,017,000           2,017,000
Pitney Bowes Credit Corporation                    609,000             609,000
Sara Lee Corporation                             1,976,000           1,976,000
                                                                  ------------

TOTAL VARIABLE RATE DEMAND NOTES
(Cost $7,996,000)                                                    7,996,000
                                                                  ------------

TOTAL INVESTMENTS - 100.56%
(Cost $149,340,221)                                                249,871,647


LIABILITIES LESS
    CASH AND OTHER ASSETS  - (0.56)%                               (1,388,009)
                                                                  ------------

NET ASSETS - 100.00%
(10,300,622 shares outstanding)                                   $248,483,638
                                                                  ============

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                              $24.12
                                                                        ======

<F1>Non-income producing security

                       See notes to financial statements.


THE BRAMWELL GROWTH FUND
--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                   December 31, 1998 (Unaudited)

ASSETS:
Investments, at value (cost $149,340,221)                         $249,871,647
Receivable for securities sold                                         210,505
Dividends and interest receivable                                      177,459
Organizational costs, net of accumulated
   amortization                                                         19,457
Prepaids and other assets                                               55,031
                                                                  ------------
Total Assets                                                       250,334,099
                                                                  ------------

LIABILITIES:
Payable for securities purchased                                     1,436,057
Accrued investment advisory fees                                       198,263
Accrued expenses                                                       166,575
Accrued distribution fees                                               49,566
                                                                  ------------
Total Liabilities                                                    1,850,461
                                                                  ------------
NET ASSETS                                                        $248,483,638
                                                                  ============

NET ASSETS CONSIST OF:
Capital stock                                                     $147,066,272
Undistributed net realized gain on investments                         885,940
Net unrealized appreciation on investments                         100,531,426
                                                                  ------------
NET ASSETS                                                        $248,483,638
                                                                  ============

CAPITAL STOCK, $.0001 par value
Authorized                                                         200,000,000
Issued and outstanding                                              10,300,622

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                                            $24.12
                                                                        ======


--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                          For the Six Months Ended December 31, 1998 (Unaudited)

INVESTMENT INCOME:
Dividends                                                         $    673,224
Interest                                                               344,599
                                                                  ------------
Total Investment Income                                              1,017,823
                                                                  ------------

EXPENSES:
Investment advisory fees                                             1,051,430
Distribution fees                                                      262,858
Shareholder servicing fees                                             112,484
Fund administration and accounting fees                                109,284
Reports to shareholders                                                 37,183
Custody fees                                                            29,799
Professional fees                                                       28,209
Amortization of organizational costs                                    21,016
Federal and state registration fees                                     20,293
Directors' fees                                                         13,570
Other                                                                   15,874
                                                                  ------------
Net Expenses                                                         1,702,000
                                                                  ------------
NET INVESTMENT LOSS                                                  (684,177)
                                                                  ------------

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments                                     4,265,613
Change in net unrealized appreciation
   on investments                                                   19,920,378
                                                                  ------------

Net Gain on Investments                                             24,185,991
                                                                  ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                          $23,501,814
                                                                  ============

                       See notes to financial statements.



THE BRAMWELL GROWTH FUND
--------------------------------------------------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           For the
                                         Six Months
                                            Ended                      Year
                                        Dec. 31, 1998                 Ended
                                         (Unaudited)              June 30, 1998
                                        ------------              ------------
OPERATIONS:
Net investment loss                     $  (684,177)              $(1,194,521)
Net realized gain on
  investments                              4,265,613                13,427,206
Change in net unrealized
  appreciation on
  investments                             19,920,378                40,370,192
                                        ------------              ------------

Net increase in net assets
  resulting from
  operations                              23,501,814                52,602,877
                                        ------------              ------------

CAPITAL SHARE
TRANSACTIONS                              31,208,904                36,040,184
                                        ------------              ------------

DIVIDENDS PAID FROM:
Net realized gains                      (12,148,722)               (8,645,470)
                                        ------------              ------------

TOTAL INCREASE
IN NET ASSETS                             42,561,996                79,997,591

NET ASSETS:
Beginning of period                      205,921,642               125,924,051
                                        ------------              ------------
END OF PERIOD                           $248,483,638              $205,921,642
                                        ============              ============



See notes to financial statements.



THE BRAMWELL GROWTH FUND
--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                  For the
                                                 Six Months                                                 For the Period
                                                   Ended            Year           Year           Year    August 1, 1994<F1>
                                               Dec. 31, 1998       Ended          Ended          Ended            to
Selected Per-Share Data<F2>                     (Unaudited)    June 30, 1998  June 30, 1997  June 30, 1996  June 30, 1995
----------------------------                    ------------    ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $23.05          $17.53         $14.60         $12.30         $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                  (0.07)          (0.13)         (0.15)         (0.08)          -<F3>
Net realized and unrealized gains
   on securities                                       2.39            6.82           3.35           2.42           2.31
                                                    -------         -------        -------        -------        -------
TOTAL FROM INVESTMENT OPERATIONS                       2.32            6.69           3.20           2.34           2.31

LESS DISTRIBUTIONS:
Distributions from capital gains                     (1.25)          (1.17)         (0.27)         (0.04)         (0.01)
                                                    -------         -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD                       $24.12          $23.05         $17.53         $14.60         $12.30
                                                     ======          ======         ======         ======         ======

TOTAL RETURN                                          10.5%           39.5%          22.2%          19.0%      23.1%<F4>

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                      $248,483,638    $205,921,642   $125,924,051   $141,454,916    $62,241,343
Ratio of expenses to average net assets<F5>           1.62%           1.66%          1.75%          1.75%      1.75%<F6>
Ratio of net investment loss to average
   net assets<F5>                                   (0.65)%         (0.75)%        (0.85)%        (0.66)%    (0.11)%<F6>

Portfolio turnover rate                                 15%             49%            82%           118%        80%<F4>



<F1> Commencement of operations
<F2> Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
<F3> Less than $(0.01)
<F4> Not annualized
<F5> Net of reimbursements and waivers. Absent reimbursements and waivers of expenses by adviser, except for the six months ended December 31, 1998 and the year ended June 30, 1998 where there were no reimbursements or waivers, the ratios of expenses and net investment loss to average net assets for the years ended June 30, 1997 and 1996 and the period August 1, 1994 to June 30, 1995, would have been 1.77% and (0.87)%; 1.79% and (0.70)%; and
     2.68% and (1.04)%, respectively.
<F6> Annualized

                       See notes to financial statements.


THE BRAMWELL GROWTH FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                               December 31, 1998

1. ORGANIZATION
The Bramwell Funds, Inc. (the "Company") was incorporated on June 3, 1994 and is registered as an open-end, management investment company organized as a series fund under the Investment Company Act of 1940 (the "1940 Act"). The Bramwell Growth Fund (the "Fund"), which commenced operations on August 1, 1994, is a separate diversified portfolio of the Company. Bramwell Capital Management, Inc. ("BramCap") is the Fund's investment adviser.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation - A security listed or traded on a recognized stock exchange or quoted on Nasdaq is valued at its last sale price prior to the time when assets are valued. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current bid price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service approved by the Board of Directors. Whenever a furnished price is significantly different from the previous day's furnished price, BramCap will review to determine that the price is appropriate. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Variable rate demand notes are valued at cost which approximates market value. These notes are unsecured and could present credit risk to the extent the issuer defaults on its payment obligation. The creditworthiness of the issuer is monitored and these notes have been determined to present minimal credit risk by BramCap. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

b) Federal Income Taxes - The Company's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

c) Distributions to Shareholders - Dividends from net investment income are declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from generally accepted accounting principles.

d) Organizational Costs - The costs incurred in connection with the organization, initial registration and public offering of shares of the Fund aggregated $153,472. These costs are being amortized over the period of benefit, reflecting anticipated future asset levels of the Fund, but not to exceed 60 months from the Fund's commencement of operations.

e) Other - Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.


THE BRAMWELL GROWTH FUND
--------------------------------------------------------------------------------
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund for the six months ended December 31, 1998 and the year ended June 30, 1998, were as follows:

                                                    December 31, 1998
                                                    ------------------
                                          Shares                     Dollars
                                      ------------                ------------
Shares sold                              3,609,649                 $80,456,324
Dividends reinvested                       501,650                  11,307,190
Shares redeemed                        (2,744,549)                (60,554,610)
                                      ------------                ------------
                                         1,366,750                 $31,208,904
                                      ============                ============

                                                      June 30, 1998
                                                    ------------------
                                            Shares                   Dollars
                                      ------------                ------------
Shares sold                              3,045,628                 $62,380,166
Dividends reinvested                       422,349                   8,180,907
Shares redeemed                        (1,719,248)                (34,520,889)
                                      ------------                ------------
                                         1,748,729                 $36,040,184
                                      ============                ============

4. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments for the Fund, for the six months ended December 31, 1998 were $54,440,649 and $29,141,292, respectively. There were no purchases or sales of long-term U.S. government securities. At December 31, 1998, based on aggregate cost for federal income tax purposes of $149,341,520, gross unrealized appreciation and depreciation of investments were as follows:

Appreciation                                                      $103,848,251
Depreciation                                                       (3,318,124)
                                                                  ------------
Net appreciation on investments                                   $100,530,127
                                                                  ============

5. INVESTMENT ADVISORY AGREEMENT
The Fund has an agreement with BramCap, with whom certain officers and a director of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay BramCap a monthly fee at the annual rate of 1.00% on average daily net assets. The Fund's investment adviser has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.75% of the Fund's average net assets until June 30, 1999.
After such date, the expense limitation may be terminated or revised at any time. The expense ratio for the fiscal year ended June 30, 1998, was 1.66% and for the six months ended December 31, 1998, was 1.62% annualized.

6. DISTRIBUTION PLAN
The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets.


                            THE BRAMWELL GROWTH FUND
--------------------------------------------------------------------------------
                                745 Fifth Avenue
                            New York, New York 10151
                         1-800-BRAMCAP (1-800-272-6227)
                                www.bramwell.com



      BOARD OF DIRECTORS
-------------------------------
ELIZABETH R. BRAMWELL, CFA
President, Chief Investment
and Financial Officer
The Bramwell Funds, Inc.

J. SINCLAIR ARMSTRONG
Director, Secretary & Treasurer
The Reed Foundation, Inc.
Retired Partner
Whitman, Breed, Abbott & Morgan
Former Commissioner & Chairman
Securities & Exchange Commission

ISABEL H. BENHAM
Trustee Emeritus and former President, Board of Trustees
John W. Barringer III National Railroad Library

GEORGE F. KEANE
Chairman
Trigen Energy Corp.
President Emeritus
The Common Fund, Inc.

JAMES C. SARGENT
Counsel
Opton, Handler, Gottlieb, Feiler & Katz
Former Commissioner
Securities & Exchange Commission

MARTHA R. SEGER, PH.D.
Chairman
Martha Seger & Associates
Former Governor
Federal Reserve Board


                                    OFFICERS
              ---------------------------------------------------
                           ELIZABETH R. BRAMWELL, CFA
               President, Chief Investment and Financial Officer

                                MARY F. MCCOLLUM
                            Secretary and Treasurer

                              MARGARET A. BANCROFT
                              Assistant Secretary

                               INVESTMENT ADVISER
                       Bramwell Capital Management, Inc.

                                 ADMINISTRATOR
                         Sunstone Financial Group, Inc.

                                    COUNSEL
                             Dechert Price & Rhoads

                             INDEPENDENT CERTIFIED
                               PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP

                                   CUSTODIAN
                             Firstar Bank Milwaukee

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                       Firstar Mutual Fund Services, LLC


This financial statement is submitted for the general information of the shareholders of The Bramwell Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accom panied by an effective prospectus.
                                                                     BR-408-0199